Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Share premium, capital redemption and merger reserves	Other reserves	Retained earnings	In respect of assets held-for-sale	Total attributable to owners of parent	Perpetual hybrid bonds	Non-controlling interests
Beginning balance at Dec. 31, 2022	£ 75,710	£ 614	£ 26,628	£ 2,655	£ 44,081	£ (295)	£ 73,683	£ 1,685	£ 342
Total comprehensive income/(expense) for the period, net of tax	(552)			(4,619)	4,020		(599)		47
Profit for the period	4,035				3,959		3,959		76
Other comprehensive (expense)/income for the period	(4,587)			(4,619)	61		(4,558)		(29)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	38			38			38
Employee share options
value of employee services	33				33		33
proceeds from new shares issued	1		1				1
Dividends and other appropriations
ordinary shares	(2,493)				(2,493)		(2,493)
to non-controlling interests	(59)						0		(59)
Purchase of own shares
held in employee share ownership trusts	(110)				(110)		(110)
Reclassification of equity relating to assets held-for-sale	0			205		(205)	0
Other movements	60				60		60
Ending balance at Jun. 30, 2023	72,628	614	26,629	(1,721)	45,591	£ (500)	70,613	1,685	330
Beginning balance at Dec. 31, 2023	52,934	614	26,630	(894)	24,531		50,881	1,685	368
Total comprehensive income/(expense) for the period, net of tax	4,590			36	4,490		4,526		64
Profit for the period	4,559				4,492		4,492		67
Other comprehensive (expense)/income for the period	31			36	(2)		34		(3)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	11			11			11
Employee share options
value of employee services	30				30		30
proceeds from new shares issued	4		4				4
Dividends and other appropriations
ordinary shares	(2,603)				(2,603)		(2,603)
to non-controlling interests	(74)						0		(74)
Purchase of own shares
held in employee share ownership trusts	(93)				(93)		(93)
share buy-back programme	(366)	(25)	25		(366)		(366)
Other movements	36				36		36
Ending balance at Jun. 30, 2024	£ 54,469	£ 589	£ 26,659	£ (847)	£ 26,025		£ 52,426	£ 1,685	£ 358